Mobile Financial Services activities - Credit risk management (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Mobile Financial Services activities
Cost of risk	€ 64.0	€ 49.0	€ 48.0
LCR ratio	784.00%
Percentage of investment portfolio securities with maturity period of below one year	1.00%
Employees attended | employee	100
Group training course on anti-corruption	90
Term Accounts [member]
Mobile Financial Services activities
Deposits from customers	€ 1,200.0	40.0
Liquidity risk [member]
Mobile Financial Services activities
Liquidity surplus (deficit)	84.0	(855.0)
Credit facility	400.0
Amount of group's financing	1,300.0
Liquidity risk [member] | Term Accounts [member]
Mobile Financial Services activities
Offset the outflow of customer deposits	601.0
Orange Bank Operating Segment Member
Mobile Financial Services activities
Cost of risk	56.0
Operational losses from banking activities	2.0	3.0	1.0
Orange Bank Operating Segment Member | FRANCE
Mobile Financial Services activities
Cost of risk	16.0
Orange Bank Operating Segment Member | SPAIN
Mobile Financial Services activities
Cost of risk	€ 40.0
Orange Bank Operating Segment Member | Operating segments [member]
Mobile Financial Services activities
Net Stable Funding Ratio	160.00%
Deposits from customers	€ 2,601.0	1,787.0	€ 1,796.0
Orange Bank Operating Segment Member | Operating segments [member] | Term Accounts [member]
Mobile Financial Services activities
Deposits from customers	€ 1,234.0	€ 40.0